                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                     CARDINAL TAX EXEMPT MONEY MARKET FUND
                               THE CARDINAL FUND
                        CARDINAL AGGRESSIVE GROWTH FUND
                             CARDINAL BALANCED FUND
                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                                                                          (LOGO)

                                        155 E. Broad St.    Columbus, Ohio 43215

New Accounts and
General Information:
(614) 464-5511
(800) 282-9446

THE CARDINAL GROUP
--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  Message from the Chairman and the President
                                     Page 1

               Portfolio Managers' Discussion of Fund Performance
                                     Page 2

                      Statements of Assets and Liabilities
                                     Page 8

                            Statements of Operations
                                    Page 10

                      Statements of Changes in Net Assets
                                    Page 12

                           Statements of Investments
                                    Page 15

                         Notes to Financial Statements
                                    Page 25

                              Financial Highlights

THE CARDINAL GROUP
--------------------------------------------------------------------------------
MESSAGE FROM THE CHAIRMAN AND THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

We are pleased to report on the activities of The Cardinal Group (the "Group") for the six month period ending March 31, 1997. This Semi-Annual Report provides an overview of the financial markets, a review of each fund's activities plus complete unaudited financial statements and schedules of investments.

Over the past six months, the financial markets have shown continued strength as marked by higher equity prices, stable interest rates and moderate inflation. Given this backdrop, we are pleased to report that total net assets of The Cardinal Group rose by $72 million to $996 million. As economic conditions change, we will remain focused on reaching the objectives set forth in each fund's prospectus.

We are also proud to report that Lipper Analytical Services recently named Cardinal Government Obligations Fund the country's NUMBER ONE performing Ginnie Mae fund for the one-year period ending December 31, 1996. It is important to note that the Fund has had excellent performance over the past three years as well.

The Group's three equity funds reflected continued improvement in investment performance over the past six months. We are particularly pleased with the returns generated by The Cardinal Fund and are optimistic that all of our equity funds are properly positioned to respond to the opportunities which lie ahead.

Since the Group's fiscal year-end, two significant enhancements have been made to the Cardinal money market funds. First, shares of Cardinal Government Securities and Cardinal Tax Exempt Money Market Funds can now be purchased and sold on a same-day basis. This means buy or sell orders entered before 12:00 noon will settle that same day. Second, there is no check writing minimum and now Cardinal money market checks can be written for any dollar amount. We trust you will find these improvements have enhanced the attractiveness of the Cardinal money market funds.

Thank you for investing in The Cardinal Group. Your trust and confidence in us is greatly appreciated.

Sincerely,

       H. Keith Allen             Frank W. Siegel, CFA
Chairman                          President

THE CARDINAL GROUP
--------------------------------------------------------------------------------
CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1997, the Cardinal Government Securities Money Market Fund produced an annualized total return of 4.51%. The seven day yield as of that date was 4.87%. The fund, which invests in repurchase agreements and short-term obligations of the U.S. Government and its agencies, is designed to provide monthly income from a high quality and liquid investment portfolio.

WHAT WAS THE MONEY MARKET ENVIRONMENT OVER THE PAST 6 MONTHS?

Money market rates traded in a narrow range for most of the past six months, spending most of that period anticipating a move by the Federal Reserve to tighten credit availability. That move finally came in late March when the discount rate was raised by 25 basis points or 1/4 of 1%. The money markets adjusted to that increase and has settled into the higher trading range.

WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

Unless economic activity moderates in the next few months, the Federal Reserve will probably move rates higher to prevent any overheating which could re-ignite inflation fears in the economy.

As portfolio manager of Cardinal Government Securities Money Market Fund, John
R. Carle, CFA, is responsible for the day-to-day management of the fund's portfolio. Mr. Carle has 29 years of investment experience and has been portfolio manager for the fund since January 1, 1996.

--------------------------------------------------------------------------------
CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1997 your fund produced an annualized return of 2.61%. The fund has an average maturity of 20 days. Many of the bonds in the portfolio are credit enhanced, meaning they are insured or backed by a irrevocable bank letter of credit.

During the past six months we have allowed the average maturity of the portfolio to decline for two reasons.

     1.) Short term rates have been moving up due to actions taken by the Federal Reserve Board.

     2.) Need for liquidity due to a need by individuals and corporations to pay taxes.

The fund is managed by David C. Will who has 20 years investment management experience.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
THE CARDINAL FUND
--------------------------------------------------------------------------------
Through the first six months ended March 31, 1997, the stock market continued to exhibit the strength which has propelled most large capitalization indices to all time record highs. The S&P 500 broke through the 800 barrier in mid February, as the Dow Jones Average penetrated the magical 7000 mark during the same month. Though the longer term trend for stocks has been upward, it has not come without the usual volatility and minor pullbacks which often accompany strong bull markets. For example, during the month of March, the markets declined 7 - 10% from their previous month's highs, prior to resuming their positive momentum. This action was similar to what was experienced last year during the month of July.

ASSESSING PERFORMANCE...

We are pleased to report to our shareholders that The Cardinal Fund has continued to perform quite well in this environment. The total return, without sales load, for the fund during the first six months of our fiscal year has resulted in a 10.6% return. This result compares very favorably to both that of the S&P 500 and the Dow Jones Industrial Average. Our return, when benchmarked against comparable funds in the Lipper Analytical Service, ranks the Cardinal Fund in the UPPER ONE THIRD of growth and income funds. Our goal continues to be consistently ranked above the majority of similar investments funds.

WHAT IS THE CURRENT STRATEGY FOR PORTFOLIO MANAGEMENT?

Our strategy continues to be one of consistency. We prefer to maintain a near fully invested posture at most times, selecting issues primarily of larger capitalization, which exhibit strong management capabilities, and long track records of consistent earnings results. General Electric, Coca Cola, and Procter & Gamble are examples of the types of issues we prefer to own and are consistent with our investment philosophy and methodology.

WHAT AREAS OF THE FUND PERFORMED WELL, AND WHERE DO YOU SEE VALUE?

In viewing the fund, investors will note that we currently maintain slight overweightings in the sectors of technology, healthcare, financial services and energy. These four primary sectors represent, in our view, the best places to weight a portfolio. Issues such as Microsoft, Intel, Merck, Johnson & Johnson, Citicorp, and Royal Dutch Petroleum are representative examples of the positions we have built in the portfolio over the past eighteen months.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE CARDINAL FUND?

For the market, we expect a continuation of upward movement, in particular the large capitalization issues of corporate America. As inflation is maintained in check and interest rates moderate to or below their current levels, the prospects for common stocks remain very favorable.

This is not to say, however, that the markets will run straight up as we progress through the final six months of our fiscal year. We do expect the volatility, similar to what we have experienced, to continue in a

THE CARDINAL GROUP
--------------------------------------------------------------------------------

sporadic fashion. As such, we will maintain a fully diversified portfolio with concentration in sectors we feel will outperform in our economic environment.

As of March 31, 1997, the fund's largest five holdings were General Electric (3.75%), Royal Dutch Petroleum (3.51%), Mobil Oil (3.37%), Intel (2.79%), and Phillip Morris (2.79%).

JOHN BEVILACQUA assumed the management of The Cardinal Fund on January 1, 1996. He has in excess of 22 years of investment experience. He received his MBA from Xavier University and Bachelors of Science from Franklin University.

--------------------------------------------------------------------------------
CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

For the six month period ended March 31, 1997, Cardinal Aggressive Growth Fund produced a total return, exclusive of the sale charge, of -1.15%. As a basis of comparison, the Russell 2000 index of smaller capitalization companies achieved a total return of -0.31%.

The Cardinal Aggressive Growth Fund is managed by Harold C. Elliott. Mr. Elliott, who took over the management of this fund in July of last year, holds an MBA from Xavier University and a bachelor's degree in Finance and Marketing from The University of Cincinnati; has more than 20 years of experience in the investment management business and is currently the Chief Investment Officer of The Ohio Company.

COMMENT ON THIS FUND'S SIX MONTH PERFORMANCE AND YOUR ASSESSMENT OF THAT PERFORMANCE.

As described in the previous paragraph, the Fund underperformed the Russell 2000 index of smaller capitalization, growth stocks by approximately .8%. The environment for smaller stocks in general, and for high technology stocks specifically, which this Fund has a large commitment to, has been less positive recently for two specific reasons. First, due to the desire for liquidity in their investments, many investors have focused their attention, and the large amounts of new investment dollars, into the larger capitalization, highly visible and most liquid, S&P 500 stocks. Secondly, the recent action by The Federal Reserve to increase short-term interest rates put a damper on all stocks but particularly those with higher price/ earnings multiples because of the negative effect that a slowing economy (the result of a Fed tightening) might have on these faster growing companies. We do not believe that the Fed's actions will be similar to those that it took in 1994 when rates were increased six times. Instead, we believe that the environment for stocks i.e., moderate economic growth, positive corporate profit growth and low inflation remain intact and that positive returns will be achieved not just during 1997 but also during the next several years.

Underperformance, either from an absolute or relative standpoint is unacceptable because it does not achieve our shareholders' objectives of above average performance. We continue to take actions that we believe will not only assure the achievement of our goal of above average performance but also of less quarter to quarter price volatility. Since taking over the Fund in mid-July, the fundamentals of this portfolio have continued to be strengthened and the portfolio itself further diversified.

THE CARDINAL GROUP
--------------------------------------------------------------------------------

WERE THERE SECTORS OF THE PORTFOLIO THAT HELPED OR PARTICULARLY HINDERED INVESTMENT PERFORMANCE?

Between September and the latter part of February the absolute and relative performance of The Fund was quite good and in large part due to its overweighting in technology. That overweighting became a two-edged sword though in March when the Fed increased interest rates and "damaged" many of the higher multiple stocks. While the Fund is significantly more diversified than it was one year ago, we continue to believe that a meaningful overweighing in technology is warranted in this type of aggressive growth fund.

WHAT IS THE PHILOSOPHY AND STRATEGY EMPLOYED IN MANAGING THE CARDINAL AGGRESSIVE GROWTH FUND?

The objective of Cardinal Aggressive Growth Fund continues to be superior investment results through investment in the stocks of small and midsize companies. As most investors know, investment in smaller companies has historically resulted in investment returns that have compounded at a rate annually of 2% greater than that of the Standard & Poor's 500 stock index. While the volatility of the returns from investment in this sector of the market is somewhat higher, it results from the fact that many smaller companies can peruse niche markets; are often the originators of new technologies or services; that their management are very entrepreneurial and because they have a large percentage of their own net-worth invested in their company (and thus a great vested interest).

This focus on smaller and mid-size companies is further refined by a number of fundamental and growth criteria that are used to identify and select companies with higher degrees of quality and consistency. These criteria include an analysis of revenue and earnings growth, return on equity, operating margins and the prudent use of debt. Companies that achieve/exceed these hurdles are included with the desire to build a reasonably diversified portfolio and yet one which focuses on sectors such as technology, healthcare and consumer staples that are generally associated with above average growth.

The largest equity positions at the end of March, 1997 were: Microsoft Corp., Intel Inc., Teva Pharmaceuticals, Tellabs, Inc., Compaq, Inc.

OUR MARKET AND ECONOMIC EXPECTATIONS FOR THE FORESEEABLE FUTURE.

We continue to believe that the overall economic and market environment for financial assets and particularly equity investments remain quite positive. Our expectations are based upon the assumption of continued, but subdued economic growth, low inflation, modest yet still positive corporate profit growth and lower interest rates between now and year-end. In addition to this positive cyclical environment, we believe that the secular environment is very positive as well. The positive secular case is based upon the competitiveness of U.S. businesses in the world's competitive business environment, a decline in the federal deficit, a stable and conciliatory political climate and as previously mentioned, low inflation.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
CARDINAL BALANCED FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1997, Cardinal Balanced Fund achieved a total return, exclusive of sales of change, of 4.7%.

Since October 1, 1996, the Cardinal Balanced Fund has been managed by David C. Will and Joseph A. Miner, C.F.A. Mr. Will, who holds a bachelor's degree in Finance from Franklin University, has 26 years of experience in portfolio management. Mr. Miner holds a bachelors degree in Banking and Finance from Wheeling Jesuit College and has 15 years experience in financial analysis and portfolio management. Joe has also earned the Chartered Financial Analysts designation.

HOW DID THE MIXTURE OF STOCK AND BOND CHANGE DURING THE PERIOD?

We continue to have a positive outlook for the financial markets. Consequently we have increased our weightings in common stocks and/or securities convertible into common stocks from 55% to 65%.

HOW WOULD YOU ASSESS THE PERFORMANCE OF THE BALANCED FUND?

We have seen steady improvement in the Fund versus a peer group of balanced funds. The median return of balanced mutual funds for the six months ending 3/31/97 was 5.5% versus your fund's 4.7% return. Currently (as of 5/14/97) your fund is now ahead of the median balanced fund on a year to date and fiscal year basis. We are very pleased with the improved performance of your fund.

WHAT STOCKS HAVE BEEN THE STRONGEST?

In the capital goods sector, General Electric, Deere & Co. and Crane have been strong performers. Service Corp. and New York Times in the consumer cyclical area are adding value to our returns. Coca Cola, Pepsico, Disney and Colgate Palmolive have done better than the broad market. An area that we have emphasized has been the Financial Group. Travelers, American Express, Bank of New York and Barnett Bank are strong. Technology is led by Intel, Lucent Technologies and Applied Material. Strong performers in Health Care are Merck and Johnson and Johnson.

WHAT IS OUR OUTLOOK FOR THE FUND?

In keeping with our positive outlook for the financial markets, your fund continues to be fully invested. Our outlook is based on a moderately growing economy, low inflation, declining interest rates and high levels of corporate profitability.

THE CARDINAL GROUP
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CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

For the six months ended March 31, 1997, Cardinal Government Obligations Fund, which invests in a portfolio of U.S. Government agency securities, earned a total return of 3.10% (exclusive of sales charges). For the trailing 12 months that return was 6.08%

The fund is managed by John R. Carle, CFA, who has 29 years of securities investment experience and has managed the fund since its inception in February, 1986.

HOW WOULD YOU ASSESS THE FUND'S PERFORMANCE?

The fund's performance over the first six months of the current fiscal year has continued to be excellent. For the trailing 12 months ending March 31, 1997, the fund earned a total return (exclusive of sales charges) of 6.08% and ranked second in the Lipper universe of 51 Ginnie Mae funds [mutual funds investing primarily in securities issued by The Government National Mortgage Association
(GNMA)].

WHAT WAS YOUR STRATEGY DURING THE PAST SIX MONTHS?

Our strategy over the past six months has been to increase the fund's holdings of GNMA project loans because of the nature of their call protection. This has had the effect of increasing slightly the portfolio's duration (life), but has also allowed us to secure mortgage pools with attractive interest rates. We feel this will position the fund well in anticipation of likely U.S. economic activity.

WHAT IS YOUR OUTLOOK FOR THE COMING YEAR?

With the recent action of the Federal Reserve Bank to raise short-term interest rates, we are anticipating a few months of moderating economic growth. This should help fixed-income prices and allow the markets in which your fund invests to improve over the balance of our fiscal year.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                                      CARDINAL
                                                                     GOVERNMENT      CARDINAL
                                                                     SECURITIES     TAX EXEMPT
                                                                    MONEY MARKET   MONEY MARKET
                                                                        FUND           FUND
                                                                    ------------   ------------
ASSETS:
Investments in securities at amortized cost.......................    $553,998       $ 69,544
Interest receivable...............................................       5,965            363
Receivable for Fund shares sold...................................      13,916              0
Other assets (note 5).............................................         366             58
Deferred organizational cost......................................         143             24
                                                                      --------       --------
            Total assets..........................................     574,376         69,989
                                                                      --------       --------

LIABILITIES:
Payable for investment securities purchased.......................      30,000              0
Payable for Fund shares redeemed..................................      11,964              0
Payable for shareholder distributions.............................       1,892            126
Accrued investment management and transfer agent fees (note 4)....         285             58
Other accrued expenses............................................          85             26
                                                                      --------       --------
            Total liabilities.....................................      44,226            210
                                                                      --------       --------
Commitments and contingencies (note 5)

NET ASSETS:
Paid in capital...................................................     530,150         69,779
Accumulated net realized gain (loss) on investments...............        (312)             0
Undistributed net investment income...............................         312              0
                                                                      --------       --------
            Total net assets......................................    $530,150       $ 69,779
                                                                      ========       ========
Outstanding shares of beneficial interest.........................     530,150         69,779
                                                                      ========       ========
NET ASSET VALUE PER SHARE.........................................       $1.00          $1.00
                                                                      ========       ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE
DATA)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                                          CARDINAL                    CARDINAL
                                                                         AGGRESSIVE     CARDINAL     GOVERNMENT
                                                        THE CARDINAL       GROWTH       BALANCED     OBLIGATIONS
                                                            FUND            FUND          FUND          FUND
                                                        ------------     ----------     --------     ----------
ASSETS:
Investments in securities, at value (cost $166,822,
  $8,513, $13,047, and $136,338)......................    $236,907         $9,878       $13,897       $136,777
Cash..................................................          30             23            24            244
Dividends and interest receivable.....................         420              3            76            850
Receivable for investment securities sold.............       3,715              0           321          2,915
Receivable for Fund shares sold.......................       1,308              0            17            540
Other assets (note 5).................................         153             13             7             32
Deferred organizational cost..........................          55             14            15             34
                                                          --------         ------       -------       --------
         Total assets.................................     242,588          9,931        14,357        141,392
                                                          --------         ------       -------       --------
LIABILITIES:
Payable for investment securities purchased...........           0              0             0         11,040
Payable for Fund shares redeemed......................       1,439              2            17            182
Payable for shareholder distributions.................           0              0             0            758
Accrued investment management and transfer agent fees
  (note 4)............................................         130             10            11             76
Other accrued expenses................................         449             35            53             90
                                                          --------         ------       -------       --------
         Total liabilities............................       2,018             47            81         12,146
                                                          --------         ------       -------       --------
Commitments and contingencies (note 5)
NET ASSETS:
Paid in capital.......................................     159,589          9,377        12,781        150,251
Accumulated net realized gain (loss) on investments...      10,795           (381)          734        (21,293)
Undistributed net investment income (loss)............         (79)          (477)          (89)          (151)
Unrealized gain on investments........................      70,085          1,365           850            439
                                                          --------         ------       -------       --------
         Total net assets.............................    $240,570         $9,864       $14,276       $129,246
                                                          ========         ======       =======       ========
NET ASSETS:
    Investor shares...................................    $218,099         $7,256       $13,079       $123,508
    Institutional shares..............................      22,471          2,628         1,197          5,738
                                                          --------         ------       -------       --------
         Total........................................    $240,570         $9,884       $14,276       $129,246
                                                          ========         ======       =======       ========
OUTSTANDING SHARES OF BENEFICIAL INTEREST
    Investor shares...................................      16,387            662         1,170         15,418
    Institutional shares..............................       1,692            240           107            719
                                                          --------         ------       -------       --------
         Total........................................      18,079            902         1,277         16,137
                                                          ========         ======       =======       ========
NET ASSET VALUE
    Investor shares...................................    $  13.28         $10.93       $ 11.18       $   8.03
    Institutional shares..............................    $  13.28         $10.93       $ 11.18       $   8.03
                                                          ========         ======       =======       ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

                                                            CARDINAL
                                                           GOVERNMENT               CARDINAL
                                                           SECURITIES              TAX EXEMPT
                                                          MONEY MARKET            MONEY MARKET
                                                              FUND                    FUND
                                                      ---------------------     -----------------
INVESTMENT INCOME:
Interest............................................         $13,251                 $ 1,149
                                                             -------                 -------

EXPENSES:
Investment management fees (note 4).................           1,260                     164
Transfer agent fees and expenses (note 4)...........             499                      36
Accounting fees (note 4)............................              36                      10
                                                             -------                 -------
          Total affiliated expenses.................           1,795                     210
                                                             -------                 -------
Custodian fees......................................              20                       5
Professional fees...................................              58                      21
Reports to shareholders.............................              68                      17
Trustees' fees......................................              27                       5
Registration fees...................................              57                      14
Other expenses......................................              41                      10
Amortization of deferred organizational cost (note
  2)................................................              17                       3
                                                             -------                 -------
          Total non-affiliated expenses.............             288                      75
                                                             -------                 -------
          Total expenses............................           2,083                     285
                                                             -------                 -------
          Net increase in net assets from
            operations..............................         $11,168                 $   864
                                                             =======                 =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

                                                                CARDINAL                    CARDINAL
                                                               AGGRESSIVE     CARDINAL     GOVERNMENT
                                              THE CARDINAL       GROWTH       BALANCED     OBLIGATIONS
                                                  FUND            FUND          FUND          FUND
                                              ------------     ----------     --------     ----------
INVESTMENT INCOME:
Dividends...................................    $  2,071         $   11        $   95        $    0
Interest....................................         360              5           203         5,390
                                                --------         ------        ------        ------
          Total income......................       2,431             16           298         5,390
                                                --------         ------        ------        ------
EXPENSES:
Investment management fees (note 4).........         745             41            53           333
Shareholder service fees (note 4)...........         139              5             8            77
Transfer agent fees and expenses (note 4)...         118             10            12            74
Accounting fees (note 4)....................          11              1             3            20
                                                --------         ------        ------        ------
          Total affiliated expenses.........       1,013             57            76           504
                                                --------         ------        ------        ------
Custodian fees..............................          14              4             6            19
Professional fees...........................          38              6             8            22
Reports to shareholders.....................          29             13             9            13
Trustees' fees..............................          12              3             2             6
Registration fees...........................          14              7             6            15
Other expenses..............................          22              3             5            15
Amortization of deferred organizational cost
  (note 2)..................................           7              5             5             4
                                                --------         ------        ------        ------
          Total non-affiliated expenses.....         136             41            41            94
                                                --------         ------        ------        ------
          Total expenses....................       1,149             98           117           598
                                                --------         ------        ------        ------
          Net investment income (loss)......       1,282            (82)          181         4,792
                                                --------         ------        ------        ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from security
  transactions..............................      10,379           (515)        1,115          (255)
Increase (decrease) in unrealized gain on
  investments...............................      12,280            416          (623)          141
                                                --------         ------        ------        ------
          Net realized gain (loss) and
            increase in unrealized gain
            (loss) on investments...........      22,659            (99)          492          (114)
                                                --------         ------        ------        ------
          Net increase (decrease) in net
            assets from operations..........    $ 23,941         $ (181)       $  673        $4,678
                                                ========         ======        ======        ======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1996

                                              CARDINAL                                    CARDINAL
                                        GOVERNMENT SECURITIES                            TAX EXEMPT
                                          MONEY MARKET FUND                           MONEY MARKET FUND
                               ---------------------------------------     ---------------------------------------
                               SIX MONTHS ENDED       ONE YEAR ENDED       SIX MONTHS ENDED       ONE YEAR ENDED
                                MARCH 31, 1997      SEPTEMBER 30, 1996      MARCH 31, 1997      SEPTEMBER 30, 1996
                               ----------------     ------------------     ----------------     ------------------
FROM OPERATIONS:
Net investment income........      $  11,168            $    22,576            $    864              $   1,801
                                   ---------            -----------            --------              ---------

FROM DISTRIBUTIONS TO
  SHAREHOLDERS:
Total distributions to
  shareholders...............        (11,168)               (22,576)               (864)                (1,801)
                                   ---------            -----------            --------              ---------

FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 7):
Proceeds from sale of fund
  shares.....................        676,744              1,272,767              86,022                159,477
Reinvestment of distributions
  to shareholders............         10,833                 22,143                 547                  1,700
Cost of fund shares
  redeemed...................       (635,302)            (1,262,409)            (76,705)              (166,042)
                                   ---------            -----------            --------              ---------
     Increase (decrease) in
       net assets from
       capital share
       transactions..........         52,275                 32,501               9,864                 (4,865)
                                   ---------            -----------            --------              ---------
     Net increase (decrease)
       in net assets.........         52,275                 32,501               9,864                 (4,865)
NET ASSETS -- beginning of
  period.....................        477,875                445,374              59,915                 64,780
                                   ---------            -----------            --------              ---------
NET ASSETS -- end of
  period.....................      $ 530,150            $   477,875            $ 69,779              $  59,915
                                   =========            ===========            ========              =========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1996

                                                                                          CARDINAL AGGRESSIVE
                                                 THE CARDINAL FUND                            GROWTH FUND
                                       --------------------------------------    --------------------------------------
                                       SIX MONTHS ENDED      ONE YEAR ENDED      SIX MONTHS ENDED      ONE YEAR ENDED
                                        MARCH 31, 1997     SEPTEMBER 30, 1996     MARCH 31, 1997     SEPTEMBER 30, 1996
                                       ----------------    ------------------    ----------------    ------------------
FROM OPERATIONS:
Net investment income (loss)........       $  1,282             $  4,370              $   (82)             $  (152)
Net realized gain (loss) from
  security transactions.............         10,379               35,032                 (515)                  77
Increase (decrease) in unrealized
  gain on investments...............         12,280               (1,098)                 416                  (63)
                                           --------             --------              -------              -------
  Net increase (decrease) in net
    assets from operations..........         23,941               38,304                 (181)                (138)
                                           --------             --------              -------              -------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment
  income -- Investor Shares.........         (1,290)              (4,551)                   0                    0
Distributions of net investment
  income -- Institutional Shares....            (67)                   0                    0                    0
Distribution of net realized gains
  from security transactions........        (19,120)             (34,597)                (222)                (766)
                                           --------             --------              -------              -------
  Total distributions to
    shareholders....................        (20,477)             (39,148)                (222)                (766)
                                           --------             --------              -------              -------
FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 7):
Proceeds from sale of fund shares...         29,016                8,454                3,822                2,503
Reinvestment of distributions to
  shareholders......................         17,911               36,392                  200                  743
Cost of fund shares redeemed........        (38,863)             (41,141)              (3,404)              (3,107)
                                           --------             --------              -------              -------
  Increase (decrease) in net assets
    from capital share
    transactions....................          8,064                3,705                  618                  139
                                           --------             --------              -------              -------
  Net increase (decrease) in net
    assets..........................         11,528                2,861                  215                 (765)
NET ASSETS -- beginning of period...        229,042              226,181                9,669               10,434
                                           --------             --------              -------              -------
NET ASSETS -- end of period.........       $240,570             $229,042              $ 9,884              $ 9,669
                                           ========             ========              =======              =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
YEAR ENDED SEPTEMBER 30, 1996

                                                      CARDINAL                            CARDINAL GOVERNMENT
                                                   BALANCED FUND                            OBLIGATIONS FUND
                                       --------------------------------------    --------------------------------------
                                       SIX MONTHS ENDED      ONE YEAR ENDED      SIX MONTHS ENDED      ONE YEAR ENDED
                                        MARCH 31, 1997     SEPTEMBER 30, 1996     MARCH 31, 1997     SEPTEMBER 30, 1996
                                       ----------------    ------------------    ----------------    ------------------
FROM OPERATIONS:
Net investment income...............       $    181             $    515             $  4,792             $ 10,596
Net realized gain (loss) from
  security transactions.............          1,115                  856                 (255)              (1,240)
Increase (decrease) in unrealized
  gain on investments...............           (623)                  47                  141                 (826)
                                           --------             --------             --------             --------
  Net increase in net assets from
    operations......................            673                1,418                4,678                8,530
                                           --------             --------             --------             --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment
  income -- Investor Shares.........           (220)                (519)              (4,634)             (10,496)
Distribution of net investment
  income -- Institutional Shares....            (50)                   0                  (95)                   0
Tax return of capital
  distribution......................              0                    0                    0                 (214)
Distribution of net realized gains
  from security transactions........         (1,144)                (483)                   0                    0
                                           --------             --------             --------             --------
  Total distributions to
    shareholders....................         (1,414)              (1,002)              (4,729)             (10,710)
                                           --------             --------             --------             --------
FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 7):
Proceeds from sale of fund shares...          1,809                2,334                9,220                5,062
Reinvestment of distributions to
  shareholders......................          1,326                  927                2,730                6,056
Cost of fund shares redeemed........         (2,463)              (3,867)             (15,951)             (27,351)
                                           --------             --------             --------             --------
  Increase (decrease) in net assets
    from capital share
    transactions....................            672                 (606)              (4,001)             (16,233)
                                           --------             --------             --------             --------
  Net increase (decrease) in net
    assets..........................            (69)                (190)              (4,052)             (18,413)
NET ASSETS -- beginning of period...         14,345               14,535              133,298              151,711
                                           --------             --------             --------             --------
NET ASSETS -- end of period.........       $ 14,276             $ 14,345             $129,246             $133,298
                                           ========             ========             ========             ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --
CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                                           AMORTIZED
                               MATURITY        FACE          COST
                                 DATE         AMOUNT       (NOTE 2)
                               ---------     ---------     ---------
U.S. GOVERNMENT-SPONSORED
  ENTERPRISES AND FEDERAL
  AGENCY OBLIGATIONS 70.40%
  Federal Farm Credit Bank
    Note, 5.25%...............  01-04-09     $  30,000     $ 30,000
  Federal Farm Credit Bank
    Note, 5.24%...............  05-01-97        25,000       25,000
  Federal Farm Credit Bank
    Note, 5.34%...............  05-01-97        15,000       15,000
  Federal Farm Credit Bank
    Note, 5.28%...............  06-02-97        25,000       25,000
  Federal Farm Credit Bank
    Note, 5.29%...............  06-02-97        20,000       20,000
  Federal Farm Credit Bank
    Note, 5.55%...............  07-01-97        30,000       30,000
  Federal Home Loan Bank Float
    Rate Note, 5.31%..........  12-16-97        10,000       10,000
  Federal Home Loan Bank Note,
    5.71%.....................  01-28-98        10,000       10,000
  Federal Home Loan Bank Note,
    5.805%....................  02-13-98        10,000        9,998
  Federal Home Loan Bank Note,
    5.70%.....................  03-04-98        10,000       10,000
  Federal Home Loan Bank Note,
    5.90%.....................  03-19-98        15,000       15,000
  Student Loan Marketing
    Association Note, 5.32%...  04-10-97        30,000       30,000
  Student Loan Marketing
    Association Note, 5.56%...  05-08-97        30,000       30,000
  Student Loan Marketing
    Association Note, 5.61%...  06-12-97        30,000       30,000
  Student Loan Marketing
    Association Note, 5.60%...  07-17-97        30,000       30,000
  Student Loan Marketing
    Association Note, 5.59%...  08-21-97        35,000       35,000

                                                           AMORTIZED
                               MATURITY        FACE          COST
                                 DATE         AMOUNT       (NOTE 2)
                               ---------     ---------     ---------
U.S. GOVERNMENT-SPONSORED ENTERPRISES
  AND FEDERAL AGENCY OBLIGATIONS (CON-
  TINUED)
  Student Loan Marketing
    Association Note, 5.54%...  09-18-97     $  30,000     $ 30,000
  Student Loan Marketing
    Association Note, 5.63%...  12-12-97         5,000        5,000
                                                           --------
  TOTAL U.S. GOVERNMENT-
    SPONSORED ENTERPRISES AND
    FEDERAL AGENCY OBLIGATIONS
    (COST $389,997,696).......                              389,998
                                                           --------
REPURCHASE AGREEMENTS 29.6%
  Daiwa Securities America
    Inc. (collateralized by
    $29,580,000 U.S. Treasury
    Notes.....................  04-03-97        29,000       29,000
  Merrill Lynch Government
    Securities Inc.
    (collateralized by
    $39,780,000 Federal Agency
    Obligations Notes)........  04-07-97        39,000       39,000
  The Nikko Securities Co.
    (collateralized by
    $30,600,000 Federal Agency
    Obligations Notes)........  04-03-97        30,000       30,000
  Paine Webber Inc.
    (collateralized by
    $26,520,000 Federal Agency
    Obligations Notes)........  04-01-97        26,000       26,000
  Smith Barney Shearson
    (collateralized by
    $40,800,000 Federal Agency
    Obligations Notes)........  04-02-97        40,000       40,000
                                                           --------
  TOTAL REPURCHASE
    AGREEMENTS................                              164,000
                                                           --------
  TOTAL INVESTMENTS AT
    AMORTIZED COST 100.00%....                             $553,998
                                                           ========

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS) --
CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                                                                  FINAL                 AMORTIZED
                                                                                       2A-7*     MATURITY     FACE        COST
                                                                                      MATURITY     DATE      AMOUNT     (NOTE 2)
                                                                                      --------   --------   ---------   ---------
VARIABLE RATE DEMAND MUNICIPAL SECURITIES 93.0%
 Alaska IDR Auth. Providence Medical, currently 3.50%, LOC by Krediet Bank..........  04-07-97   06-01-10    $ 2,130     $ 2,130
 Albuquerque, New Mexico Hospital Revenue, currently 3.45%..........................  04-07-97   05-15-22      2,500       2,500
 Ashtabula County, Ohio, Brighton Manor Project, currently 3.65%, LOC by Bank One
   Columbus.........................................................................  04-07-97   12-01-16      2,400       2,400
 Buffalo County, Nebraska Hospital Authority, currently 3.35%.......................  04-07-97   05-01-18      2,000       2,000
 Clackamas County, Oregon, Hospital Facilities, currently 3.01%.....................  06-01-97   04-01-14      2,875       2,875
 Columbus, Ohio Ser. 1, Purchase Agreement Westdeutsche Landesbank, currently
   3.30%............................................................................  04-07-97   12-01-17      3,000       3,000
 Connecticut Development, Light & Power Co., currently 4.10%, LOC by 3.50%..........  04-07-97   09-01-28      3,400       3,400
 Cornell Township, Michigan, Economic Development, IRB, currently 3.40%.............  06-05-97   03-01-15      3,100       3,100
 Dublin, Ohio City Schools District Notes, currently 4.00%..........................  06-12-97   06-10-97      1,500       1,502
 Grand Prairie, Texas Housing Finance Authority, currently 3.45%, Guaranteed by
   General Electric Capital Corp....................................................  04-07-97   06-01-10      1,800       1,800
 Greater East Texas Higher Education, currently 4.05%, LOC by SLMA..................  09-01-97   09-01-02      2,300       2,300
 Hockley County, Texas, Indl. Development Corp., PCRB, currently 3.75%..............  09-01-97   03-01-14      1,750       1,751
 Howard County, Maryland, Multifamily Revenue Housing, currently 3.35% LOC FNMA.....  04-07-97   07-01-24      1,000       1,000
 Indiana Secondary Education Loans Purchase Agreement, currently 3.50%..............  04-07-97   12-01-14      1,000       1,000
 Jackson County, Mississippi, Water Systems, currently 3.70%........................  06-01-97   11-01-24      1,000       1,000
 Kansas City, Missouri, Indl. Development Hospital Revenue, currently 3.85%.........  04-01-97   04-15-15      1,500       1,500
 Kentucky Development Financial Authority, currently 3.45%..........................  04-07-97   12-01-15        900         900
 Livermore, California, Multifamily Revenue, currently 3.20%........................  04-07-97   08-01-18      1,000       1,000
 Louisiana Public Facility Authority, currently 3.40%, Guaranteed by General
   Electric Capital Corp............................................................  04-07-97   10-01-22      2,000       2,000
 Marion County, West Virginia Waste Disposal, RB, currently 3.55%, LOC by National
   Westminster......................................................................  04-07-97   10-01-17      1,000       1,000
 Muldrow Oklahoma, Public Works Authority, IRB, currently 3.40%, LOC by Rabobank
   Nederland........................................................................  04-07-97   02-01-15      3,000       3,000
 New York City Municipal Water Financial Authority, currently 3.85% FGIC
   Securities.......................................................................  04-01-97   06-15-24      1,500       1,500
 North Carolina Medical Care Community Hospital Revenue, currently 3.45% LOC by
   Wachovia Bank....................................................................  04-07-97   09-01-02      2,000       2,000
 Ohio State Higher Education, RB, currently 3.45%, LOC by Bank One Columbus.........  04-07-97   12-01-06      1,115       1,115
 Pennsylvania St. Higher Education, RB, currently 3.45%, LOC by SLMA................  04-07-97   07-01-18      1,500       1,500
 Platte County, Wyoming PCRB, currently 4.00% LOC by Chase Manhattan Bank...........  04-01-97   07-01-14      1,000       1,000
 Port Anacortes, Washington, Indl. Development Corp., Texas Project, currently
   3.35%............................................................................  06-01-97   06-15-19      3,000       3,000
 Texas State Tax and Revenue, currently 4.75%.......................................  04-07-97   08-29-97      1,000       1,005
 Texas State Veterans Housing Assistance, currently 3.35%...........................  08-29-97   12-01-16      2,900       2,900
 Utah County, Utah Environmental Improvement, USX Corp. Project, IDR, currently
   3.10%............................................................................  06-01-97   11-01-27      1,000       1,000
 Utah State Board of Regents Student Loans, currently 3.50%, LOC by Barclay's
   Bank.............................................................................  04-07-97   11-01-31      1,500       1,500
 Washington Housing Financial Commission, VRN, currently 3.45%, LOC by Harris Trust
   & Savings Bank...................................................................  04-07-97   01-01-10      4,000       4,000
 York County, South Carolina, PCRB, currently 3.65%.................................  06-01-97   08-15-14      1,000       1,000
 York County, South Carolina, PCRB, currently 3.65%.................................  06-01-97   08-15-14      2,000       2,000
                                                                                                            ---------   ---------
 TOTAL VARIABLE RATE DEMAND MUNICIPAL SECURITIES....................................                                      64,678
                                                                                                                        ---------
REGULATED INVESTMENT COMPANIES 7.0%
 Federated Tax-Free Trust, currently 2.79%..........................................                           1,514       1,514
 S.E.I. Institutional Tax-Free Fund, currently 3.09%................................                           3,352       3,352
                                                                                                            ---------   ---------
 TOTAL REGULATED INVESTMENT COMPANIES...............................................                                       4,866
                                                                                                                        ---------
 TOTAL INVESTMENTS AT AMORTIZED COST 100.00%........................................                                     $69,544
                                                                                                                        ==========

IDR -- Industrial Development Revenue Bonds

IRB -- Industrial Revenue Bonds
PCRB -- Pollution Control Revenue Bonds
RB -- Revenue Bonds
LOC -- Irrevocable Letter of Credit
 * Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Cost also represents cost for Federal income tax purposes.
See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --
THE CARDINAL FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                                FACE/         MARKET
                                                SHARES        VALUE
                                              ----------     --------
COMMON STOCK 93.8%
AGRICULTURE SERVICES .80%........                 25,000     $  1,900
OIL AND GAS EXTRACTION .90%
  Schlumberger Limited...........                 20,000        2,145
                                                             --------
FOOD & KINDRED PRODUCTS 3.90%
  Anheuser Busch Co..............                 50,000        2,106
  Coca-Cola Co...................                100,000        5,588
  Pepsico Inc....................                 50,000        1,631
                                                             --------
                                                                9,325
                                                             --------
TOBACCO PRODUCTS 2.7%
  Philip Morris Cos, Inc.........                 55,000        6,277
                                                             --------
FURNITURE & FIXTURES .90%
  Johnson Controls Inc...........                 25,000        2,013
                                                             --------
PAPER & ALLIED PRODUCTS 2.80%
  Boise Cascade Corp.............                 30,000          915
  International Paper............                 40,000        1,555
  Kimberly-Clark Co..............                 15,000        1,491
  Playtex Inc....................                 50,000          544
  Tenneco, Inc...................                 25,000          975
  Willamete Industries...........                 20,000        1,250
                                                             --------
                                                                6,730
                                                             --------
PRINTING & PUBLISHING 2.50%
  Gannett Co.....................                 30,000        2,576
  New York Times Co..............                 40,000        1,765
  Tribune Co.....................                 40,000        1,620
                                                             --------
                                                                5,961
                                                             --------
CHEMICALS & ALLIED PRODUCTS 11.00%
  Arco Chemical Co...............                 19,900          866
  American Home Products.........                 80,000        4,800
  Amgen, Inc.....................                 15,000          838
  Dow Chemical Co................                 35,000        2,800
  Dupont De Nemours & Co.........                 25,700        2,724
  Gillette Co....................                 25,000        1,816
  Merck & Co.....................                 50,000        4,213
  Monsanto Co....................                 25,000          956
  Pfizer Inc.....................                 35,000        2,944
  Procter & Gamble Co............                 35,000        4,025
                                                             --------
                                                               25,982
                                                             --------

                                                FACE/         MARKET
                                                SHARES        VALUE
                                              ----------     --------
COMMON STOCK (CONTINUED)
PETROLEUM & COAL PRODUCTS 9.70%
  Exxon Corp.....................                 20,000     $  2,155
  Mobil Corp.....................                 58,000        7,576
  Royal Dutch Petroleum Co.......                 45,000        7,875
  Texaco, Inc....................                 50,000        5,475
                                                             --------
                                                               23,081
                                                             --------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS 9.70%
  Nike Inc.......................                 15,000          930
                                                             --------
PRIMARY METAL INDUSTRIES 1.00%
  Alcoa..........................                 25,000        1,700
  Worthington Industries.........                 30,000          574
                                                             --------
                                                                2,275
                                                             --------
INDUSTRIAL MACHINERY & EQUIPMENT 8.80%
  Applied Materials..............                 40,000        1,855
  Caterpillar, Inc...............                 15,000        1,204
  Cisco Systems..................                 25,000        1,203
  Compaq Computer Corp...........                 40,000        3,065
  Deere & Co.....................                 25,000        1,087
  Gateway 2000...................                 30,000        1,537
  Hewlett Packard................                 40,000        2,130
  International Business
    Machines.....................                 15,000        2,061
  Minnesota Mining &
    Manufacturing................                 70,000        5,915
  U.S. Robotics Corp.............                 15,000          831
                                                             --------
                                                               20,888
                                                             --------
ELECTRONIC & OTHER ELECTRIC EQUIPMENT 9.50%
  Atmel Corp.....................                 65,000        1,556
  General Electric Co............                 85,000        8,436
  Intel Corp.....................                 45,000        6,261
  Lucent Technologies............                 50,000        2,637
  Tellabs, Inc...................                 30,000        1,084
  Texas Instruments..............                 35,000        2,621
                                                             --------
                                                               22,595
                                                             --------
TRANSPORTATION EQUIPMENT .40%
  Boeing Co......................                 10,000          986
                                                             --------

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
THE CARDINAL FUND
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                  FACE/         MARKET
                                                  SHARES        VALUE
                                                ----------     --------
COMMON STOCK (CONTINUED)
INSTRUMENTS & RELATED PRODUCTS 2.50%
  Biomet Co......................                   60,000     $  1,012
  Boston Scientific..............                   20,000        1,235
  Medtronic, Inc.................                   35,000        2,179
  Tektronix, Inc.................                   30,000        1,515
                                                               --------
                                                                  5,941
                                                               --------
COMMUNICATIONS 3.90%
  GTE Corp.......................                  100,000        4,662
  LCI International, Inc.........                   50,000          838
  Pacific Gateway Exchange.......                   15,000          375
  Sprint Corp....................                   40,000        1,820
  Worldcom, Inc..................                   70,000        1,540
                                                               --------
                                                                  9,235
                                                               --------
ELECTRIC, GAS & SANITARY SERVICES 2.30%
  U.S. Filter Corp...............                   35,000        1,081
  Western Resources..............                   60,000        1,800
  Williams Cos., Inc.............                   60,000        2,670
                                                               --------
                                                                  5,551
                                                               --------
WHOLESALE TRADE -- DURABLE GOODS 3.30%
  Johnson & Johnson Inc..........                   80,000        4,230
  Kent Electronics...............                   25,000          575
  Motorola Inc...................                   50,000        3,018
                                                               --------
                                                                  7,823
                                                               --------
BUILDING MATERIALS & GARDEN SUPPLIES .60%
  Lowe's Companies...............                   35,000        1,308
                                                               --------
APPAREL & ACCESSORY STORES 1.10%
  Kohls..........................                   20,000          847
  Limited Inc....................                   50,000          919
  Saks Holdings, Inc.............                   25,000          719
                                                               --------
                                                                  2,485
                                                               --------
EATING & DRINKING PLACES .60%
  McDonalds Corp.................                   30,000        1,417
                                                               --------
                                                  FACE/         MARKET
                                                  SHARES        VALUE
                                                ----------     --------
COMMON STOCK (CONTINUED)
DEPOSITORY INSTITUTIONS 8.40%
  Banc One Corp..................                  100,000     $  3,975
  Bankers Trust N.Y..............                   15,000        1,230
  Barnett Banks Inc..............                   25,000        1,162
  Charter One Financial Inc......                  105,000        4,607
  Citicorp.......................                   12,000        1,299
  Huntington Bancshares Inc......                  100,000        2,625
  Key Corp.......................                  100,000        4,875
                                                               --------
                                                                 19,773
                                                               --------
NONDEPOSITORY INSTITUTIONS 5.00%
  Beneficial Corp................                   50,000        3,231
  Federal National Mortgage......                   20,000          723
  Textron, Inc...................                   75,000        7,875
                                                               --------
                                                                 11,829
                                                               --------
INSURANCE CARRIERS 3.70%
  American International Group...                   30,000        3,521
  Cincinnati Financial Corp......                   75,000        5,269
                                                               --------
                                                                  8,790
                                                               --------
INSURANCE AGENTS, BROKERS & SERVICE 2.20%
  Marsh & McLennan...............                   45,000        5,096
                                                               --------
PERSONAL SERVICES .40%
  Service Corp...................                   30,000          892
                                                               --------
BUSINESS SERVICES 2.20%
  Cellular Technical.............                   25,000          227
  Microsoft Corp.................                   55,000        5,043
                                                               --------
                                                                  5,270
                                                               --------
MOTION PICTURES .80%
  The Walt Disney Co.............                   25,000        1,825
                                                               --------
HEALTH SERVICES .80%
  Healthsouth Corp...............                   50,000          956
  Tenet Healthcare Corp..........                   40,000          985
                                                               --------
                                                                  1,941
                                                               --------
ENGINEERING & MANAGEMENT SERVICES .80%
  ABB AB.........................                   10,000        1,083
  Dun & Bradstreet...............                   30,000          761
                                                               --------
                                                                  1,844
                                                               --------
  TOTAL COMMON STOCK
    (COST $152,021,696)..........                               222,107
                                                               --------

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
THE CARDINAL FUND
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                      FACE/         MARKET
                                      SHARES        VALUE
                                    ----------     --------
REPURCHASE AGREEMENTS 6.30%
  Paine Webber Repo 04-01-97
    (collateralized by U.S.
    Government Securities).......   14,800,000     $ 14,800
                                                   --------
    TOTAL REPURCHASE AGREEMENTS
      (COST $14,800,000).........                    14,800
                                                   --------
    TOTAL INVESTMENTS
      (COST $166,821,696)
      100.00%....................                  $236,907
                                                   ========

  + Security is segregated as collateral for call options written.

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation................................................    $73,172
        Unrealized depreciation................................................     (3,087)
                                                                                   -------
        Net unrealized appreciation............................................    $70,085
                                                                                   =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --
CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                                 FACE/       MARKET
                                                SHARES       VALUE
                                                -------      ------
COMMON STOCK 95.7%
METAL MINING .40%
  Specialty Metals...................             2,500      $   44
PRINTING & PUBLISHING 1.30%
  New York Times Co. Class A.........             3,000         132
                                                             ------
CHEMICALS & ALLIED PRODUCTS 9.30%
  Biochemical Pharmaceutical Inc.....             1,500          65
  Centecor Inc.......................             2,000          61
  Genzyme............................             3,000          68
  Interneuron Pharmaceuticals Inc....             2,000          35
  Meridian Diagnostics...............             8,000          88
  Mylan Laboratories.................            10,000         146
  Teva Pharmaceutical Industries.....             4,500         250
  Vertex Pharmaceuticals, Inc........             5,000         201
                                                             ------
                                                                914
                                                             ------
STONE, CLAY & GLASS PRODUCTS .80%
  Dupont Photo Masks Inc.............             2,000          76
                                                             ------
INDUSTRIAL MACHINERY & EQUIPMENT 16.50%
  Applied Materials..................             4,000         186
  Compaq Computer Corp...............             4,000         306
  EMC Corp...........................             8,000         284
  Gateway 2000.......................             5,000         256
  Hewlett-Packard....................             3,000         160
  Lancer.............................             5,000          98
  Pall Corp..........................             4,000          93
  Silicon Graphics...................             7,000         137
  U.S. Robotics......................             2,000         111
                                                             ------
                                                              1,629
                                                             ------
ELECTRONIC & OTHER ELECTRIC EQUIPMENT 20.00%
  Analog Devices, Inc................            10,667         240
  Ascend Communications, Inc.........             1,500          61
  Atmel Corp.........................             7,000         168
  Broadband Technologies.............            10,000          91
  Intel Corp.........................             3,500         487
  Lattice Semiconductor..............             3,000         137
  Little Fuse........................             2,500         116
  National Semiconductors............             4,000         110
  Omnipoint Corp.....................             2,000          20
  Tellabs Inc........................             9,000         325
  Texas Instruments, Inc.............             3,000         225
                                                             ------
                                                              1,979
                                                             ------

                                                 FACE/       MARKET
                                                SHARES       VALUE
                                                -------      ------
COMMON STOCK (CONTINUED)
INSTRUMENTS & RELATED PRODUCTS 11.40%
  Biomet.............................            10,000      $  169
  Dentsply International, Inc........             2,000         100
  Genrad Inc.........................            15,000         233
  KLA Instruments Corporation........             3,000         110
  Lecroy Corp........................             5,000         130
  Photon Dynamics, Inc...............             9,000          54
  Respireonics, Inc..................             4,000          85
  Vivid Technologies.................             3,000          48
  Vivus Pharmaceuticals, Inc.........             3,000         120
  X-Rite, Inc........................             5,000          75
                                                             ------
                                                              1,123
                                                             ------
COMMUNICATIONS 6.50%
  Airtouch Communications, Inc.......             7,000         161
  Emmis Broadcasting.................             2,000          77
  Evergreen Media....................             3,000          88
  Pacific Gateway Exchange...........             4,000         100
  Worlcom Inc........................            10,000         220
                                                             ------
                                                                646
                                                             ------
ELECTRIC, GAS & SANITARY SERVICES .70%
  Commodore Applied Technologies.....            10,000          71
                                                             ------
WHOLESALE TRADE -- DURABLE GOODS 3.10%
  Motorola Inc.......................             4,000         242
  Pioneer Standard Electronics.......             5,000          64
                                                             ------
                                                                305
                                                             ------
WHOLESALE TRADE -- NONDURABLE GOODS 1.10%
  Men's Warehouse....................             4,000         110
                                                             ------
APPAREL & ACCESSORY STORES 2.20%
  Kohls..............................             3,000         127
  Saks Holding, Inc..................             3,000          86
                                                             ------
                                                                213
                                                             ------
EATING & DRINKING PLACES .90%
  Lone Star Steakhouse/Saloon........             4,000          92
                                                             ------
DEPOSITORY INSTITUTIONS 1.40%
  Eclipse Surgical Technologies......             2,500          15
  Geoworks...........................             4,000          27
  Integrated Device Technologies.....            10,000         100
                                                             ------
                                                                142
                                                             ------

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
CARDINAL AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                         FACE/       MARKET
                                        SHARES       VALUE
                                        -------      ------
COMMON STOCK (CONTINUED)
SECURITY & COMMODITY BROKERS 2.30%
  Alex. Brown, Inc...................       750      $   32
  Bear Stearns.......................     1,050          28
  A.G. Edwards, Inc..................     1,000          31
  Hambrecht & Quist Group Inc........     1,000          17
  Legg Mason.........................     1,000          42
  McDonald & Co. Investments.........     1,000          36
  Paine Webber.......................     1,500          42
                                                     ------
                                                        228
                                                     ------
INSURANCE CARRIERS 1.00%
  C.M.A.C. Investment Corp...........     3,000         100
                                                     ------
PERSONAL SERVICES 1.00%
  Loewen Group.......................     3,000          96
                                                     ------
BUSINESS SERVICES 11.40%
  Advent Software, Inc...............     3,000          66
  Computer Sciences Corp.............     4,500         278
  Cort Business Services Corp........     5,000         114
  Fore Systems, Inc..................     2,000          30
  Microsoft Corp.....................     4,000         367
  PRI Automation.....................     2,500         119
  Personal Group of America, Inc.....     4,000          78
  Pixar Inc..........................     4,000          72
                                                     ------
                                                      1,124
                                                     ------
                                         FACE/       MARKET
                                        SHARES       VALUE
                                        -------      ------
COMMON STOCK (CONTINUED)
MOTION PICTURES .70%
  Imaxf Inc..........................     2,000      $   68
                                                     ------
HEALTH SERVICES 3.00%
  IDEXX Laboratories, Inc............     3,000          42
  Maxicare Healthplans Inc...........    10,000         251
                                                     ------
ENGINEERING & MANAGEMENT SERVICES .70%
  Myriad Genetics....................     2,000          69
                                                     ------
    TOTAL COMMON STOCK
      (COST $8,087,621)..............                 9,453
                                                     ------
REPURCHASE AGREEMENTS 4.30%
  Fifth Third Bank 04-01-97
  (collateralized by U.S. Government
  Securities)........................   425,000         425
                                                     ------
    TOTAL INVESTMENTS
      (COST $8,512,621) 100.00%......                $9,878
                                                     ======

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.........................................................................   $ 2,305
        Unrealized depreciation.........................................................................      (940)
                                                                                                           -------
        Net unrealized appreciation.....................................................................   $ 1,365
                                                                                                           =======

* Non-income producing

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS) --
CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                        FACE/        MARKET
                                       SHARES         VALUE
                                      ---------      -------
COMMON STOCK 61.8%
  Ahmanson H F.....................       5,000      $   183
  Alliance Capital Mgmnt...........       6,000          148
  American Express Co..............       3,000          180
  American General Hosp............       4,000          109
  Amgen............................       1,500           84
  Amoco Corp.......................       2,000          173
  Applied Materials................       3,000          139
  Avalon Properties, Inc...........       3,000           82
  Avery Dennison Corp..............       4,500          173
  Bank of New York.................       4,500          165
  Barnett Banks Inc................       4,000          186
  Bay Apartments Communities.......       2,500           89
  British Petroleum Co.............         700           96
  Burlington North/Santa Fee.......       2,000          148
  CWM Mortgage Holding.............       7,000          136
  Coca-Cola Co.....................       3,000          167
  Colgate..........................       2,000          199
  Commerce Bancshares, Inc.........       3,500          160
  Crane Co.........................       4,500          141
  Deere & Co.......................       4,000          174
  The Walt Disney Co...............       1,900          139
  Exxon Corp.......................       2,000          215
  Federal Express..................       2,500          130
  Fisher Scientific Intl...........       3,500          154
  Gateway 2000.....................       3,000          154
  General Electric Co..............       1,000           99
  General Motors, Class H..........       3,000          163
  Gillette Company.................       2,500          181
  Healthsouth Corp.................       9,000          172
  Hewlett Packard..................       2,000          106
  IBM..............................       1,000          137
  Intel Corp.......................       1,300          181
  Johnson & Johnson................       3,000          159
  Kimberly-Clark Corp..............       1,000           99
  Lowe's Companies.................       4,000          150
  Lucent Technology................       3,500          185
  McDonalds Corp...................       3,000          142
  Medtronic Inc....................       2,500          156
  Mellon Bank Corp.................       2,000          146
  Merck & Co.......................       2,000          169
  Monsanto Co......................       4,500          172
  Neogen Corp......................      10,000           75
  New York Times Co. Cl A..........       4,500          199
  Nike Inc.........................       2,000          124
  Pepsico Inc......................       5,000          163

                                        FACE/        MARKET
                                       SHARES         VALUE
                                      ---------      -------
  Philip Morris Cos., Inc..........       1,000      $   114
  Potash...........................       1,700          129
  Robert Mondavi, Cl A.............       3,000          109
  Rowe T. Price Assoc. Inc.........       4,000          149
  Saks Holding, Inc................       3,500          101
  Service Corp. International......       3,000           89
  Tenet Healthcare Corp............       3,000           74
  Textron Inc......................       1,600          168
  Transocean Offshore, Inc.........       3,000          168
  Travelers Group, Inc.............       2,667          128
  Tribune Co.......................       4,000          162
  Tyco International...............       3,000          165
  U.S. Robotics Corp...............       1,500           83
  William Cos., Inc................       2,000           89
  Worldcom Inc.....................       7,000          154
                                                     -------
    TOTAL COMMON STOCK
      (COST $7,726,102)............                    8,584
                                                     -------
CONVERTIBLE PREFERRED STOCK 3.5%
  Airtouch Comm. 4.25%.............       3,000      $   131
  Glendale Federal 8.75%, (Series
    E).............................       4,000          235
  U.S. Surgical Corp., (Series
    A).............................       7,500          115
                                                     -------
    TOTAL CONVERTIBLE PREFERRED
      STOCK (COST $415,910)........                      481
                                                     -------
CORPORATE BONDS 15.3%
  Amer Air, 10.18%, 01-02-13.......     250,000          286
  CSX Trans, 6.72%, 06-01-97.......     250,000          238
  Consumer Pwr, 7.50%, 06-01-02....     300,000          301
  Dole Foods, 7.00%, 05-15-03......     200,000          196
  GMAC, 7.00%, 09-15-02............     200,000          198
  Kemper Cor., 6.875%, 09-15-03....     250,000          244
  Limited Inc., 7.50%, 03-15-23....     250,000          214
  Nordstrom, 6.70%, 07-01-05.......     250,000          238
                                                     -------
    TOTAL CORPORATE BONDS
      (COST $2,078,439)............                    1,915
                                                     -------
CONVERTIBLE CORPORATE BONDS 2.2%
  Magna Intl., 5.05%, 10-15-02.....     200,000          214
  Repap Enterprises, Inc., 8.50%,
    08-01-97.......................     150,000          149
  U.S. Filter, 4.50%, 07-01-05.....     150,000          150
                                                     -------
    TOTAL CONVERTIBLE CORPORATE
      BONDS (COST $307,125)........                      513
                                                     -------

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
CARDINAL BALANCED FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                                FACE/        MARKET
                                               SHARES         VALUE
                                              ---------      -------
U.S. GOVERNMENT AGENCY OBLIGATIONS 15.1%
  U.S. Strip, 11.250%, 02-15-15....           1,000,000      $   430
  T-Note, 5.875%, 02-15-04.........             500,000          473
  FNMA, 6.94%, 03-14-11............             500,000          466
  FNMA, 7.00%, 09-03-03............             250,000          245
  FNMA, 7.03%, 10-25-06............             250,000          242
  FNMA, 7.50%, 11-15-06............             250,000          245
                                                             -------
    TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS (COST
      $2,206,356)..................                            2,101
                                                             -------
                                                FACE/        MARKET
                                               SHARES         VALUE
                                              ---------      -------
REPURCHASE AGREEMENTS 2.2%
  Fifth Third Bank, 04-01-97,
    (collateralized by U.S. Govern-
    ment Securities)...............             300,000      $   300
                                                             -------
    TOTAL REPURCHASE AGREEMENTS
      (COST $300,000)..............                              300
                                                             -------
    TOTAL INVESTMENTS 100.00%
      (COST $13,046,933)...........                          $13,897
                                                             =======

GNMA -- Government National Mortgage Association

MIP -- Monthly Income Payment

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.........................................................................   $ 1,204
        Unrealized depreciation.........................................................................      (354)
                                                                                                           -------
        Net unrealized appreciation.....................................................................   $   850
                                                                                                           =======

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (PRINCIPAL AMOUNTS AND MARKET VALUE IN THOUSANDS) -- CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
MARCH 31, 1997 (UNAUDITED)

                                                                MARKET
                                                  PRINCIPAL     VALUE
                                                    AMOUNT      (NOTE 2)
                                                  --------     --------
U.S. GOVERNMENT OBLIGATIONS 98.2%
  GNMA CLC Notes, 7.350% maturing
    01-15-97 through 01-15-98.................    $  2,613     $  2,604
  GNMA CLC Notes, 7.750% maturing
    02-15-98 through 12-15-98.................       2,151        2,108
  GNMA CLC Notes, 8.000% maturing
    11-15-97 through 10-15-98.................       6,264        6,377
  GNMA CLC Notes, 8.125% maturing
    05-15-99..................................       3,800        3,893
  GNMA CLC Notes, 8.250% maturing
    09-15-97..................................       2,350        2,370
  GNMA PL Notes, 8.000% maturing
    06-15-19 through 08-15-35.................      14,574       14,732
  GNMA PL Notes, 8.120% maturing
    06-15-29..................................         492          497
  GNMA PL Notes, 8.250% maturing
    03-15-22 through 11-15-34.................       5,691        5,787
  GNMA PL Notes, 8.500% maturing
    06-15-22 through 03-15-30.................       8,178        8,388
  GNMA PL Notes, 8.875% maturing
    05-15-35..................................       1,260        1,324
  GNMA PL Notes, 9.000% maturing
    10-15-21 through 12-15-34.................       7,321        7,625
  GNMA PL Notes, 9.250% maturing
    03-15-30 through 05-15-33.................       1,649        1,737
  GNMA PL Notes, 9.500% maturing
    01-15-19 through 02-15-23.................         804          856
  GNMA PL Notes, 10.200% maturing
    12-15-22..................................       1,627        1,691
  GNMA PL Notes, 10.500% maturing
    07-15-14..................................       1,010        1,053

                                                                MARKET
                                                  PRINCIPAL     VALUE
                                                   AMOUNT      (NOTE 2)
                                                  --------     --------
U.S. GOVERNMENT OBLIGATIONS
  (CONTINUED)
  GNMA I Notes, 7.500% maturing
    10-15-25 through 03-15-27.................    $ 14,863     $ 14,570
  GNMA I Notes, 8.000% maturing
    05-15-22 through 06-15-26.................      14,492       14,614
  GNMA I Notes, 8.500% maturing
    05-15-96 through 08-15-17.................       8,851        9,206
  GNMA I Notes, 9.000% maturing
    05-15-16 through 07-15-18.................      16,470       17,483
  GNMA I Notes, 11.000% maturing
    01-15-10 through 06-15-20.................       6,927        4,716
  GNMA II Notes, 8.000% maturing
    05-20-26 through 12-26-26.................       3,685        3,690
  GNMA II Notes, 10.000% maturing
    01-20-14 through 12-20-21.................       8,204        8,981
                                                               --------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGA-
        TIONS (COST $133,862,679).............                  134,302
                                                               --------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY
  U.S. GOVERNMENT OBLIGATIONS 1.8%
Fifth Third Bank, 6.450%, due 04-01-
  97 (collateralized by $2,524,500
  Federal Home Loan Mortgage Corp.............       2,475        2,475
                                                               --------
      TOTAL REPURCHASE AGREEMENTS
        (COST $2,475,000).....................                    2,475
                                                               --------
      TOTAL INVESTMENTS
        (COST $136,337,679)...................                 $136,777
                                                               ========

CLC -- Construction Loan Contract

GNMA -- Government National Mortgage Association

PL -- Project Loan

(a) Represents cost for Federal income tax purposes. Cost differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation........................................................................   $  1,632
        Unrealized depreciation........................................................................     (1,193)
                                                                                                          --------
        Net unrealized appreciation....................................................................   $    439
                                                                                                          ========

See accompanying notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)
1.  ORGANIZATION

The Cardinal Group (the "Group") is an open-end management investment company, sponsored by The Ohio Company ("TOC"), established as an Ohio Business Trust on March 23, 1993. The Group is authorized to issue an unlimited number of shares which are units of beneficial interest without par value. Before June 24, 1993 the Group had no operations other than those relating to organizational matters, including the issuance of 5,000 shares of beneficial interest in each of Cardinal Balanced Fund and Cardinal Aggressive Growth Fund (the "Original Portfolios") for cash at $10.00 per share on June 4, 1993 to Cardinal Management Corp. ("CMC"), the Group's Investment Adviser and a wholly owned subsidiary of TOC.

Effective May 1, 1996 the Group acquired the assets and assumed the liabilities of four open-end management investment companies also sponsored by TOC in exchange for shares of corresponding portfolios of the Group. Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, The Cardinal Fund Inc., and Cardinal Government Obligations Fund (collectively the "Acquired Funds") were acquired by portfolios of the Group as follows:

     Cardinal Government Securities Trust was acquired by Cardinal Government Securities Money Market Fund

     Cardinal Tax Exempt Money Trust was acquired by Cardinal Tax Exempt Money Market Fund

     The Cardinal Fund Inc. was acquired by The Cardinal Fund

     Cardinal Government Obligations Fund was acquired by Cardinal Government Obligations Fund

The new portfolios retained the basic investment objectives and assumed the historical performance of the Acquired Funds.

Effective January 1, 1997, as authorized by the Board of Trustees, the Group began to issue shares of two classes, Investor and Institutional, of units of beneficial interest of The Cardinal Fund, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund portfolios.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that the Group follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with generally accepted accounting principles and the Investment Company Act of 1940 (the "Act"), as amended. The preparation of these financial statements requires the management of the Group to make estimates and assumptions which affect the reported amounts of assets and liabilities as of March 31, 1997 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

SECURITIES VALUATION Investments in Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund (the "money market funds") are valued at amortized cost, which approximates the market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market funds purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

Investments in The Cardinal Fund, Cardinal Aggressive Growth Fund, Cardinal Balanced Fund and Cardinal Government Obligations Fund (collectively the "non-money market funds") listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available the portfolio securities are valued in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using the First-In/First-Out (FIFO) basis.

REPURCHASE AGREEMENTS It is the policy of the Group for its Custodian, Fifth Third Bank of Cincinnati, or a third-party bank reporting to the Custodian, to take possession of all securities pledged to the Group as collateral for the funds loaned in repurchase agreements. Repurchase agreements entered into by the Group must mature in seven days or less and be fully collateralized by securities eligible for purchase by the participating portfolio. The Group may only participate in repurchase transactions with those banks and securities broker/dealers that meet the credit criteria established by the Board of Trustees and monitored by CMC.

DEFERRED ORGANIZATIONAL COST Costs incurred with the initial organization of the Group have been deferred and are being amortized on a straight-line basis over the 60 month period from the commencement of operations on June 24, 1993. In the event that any of the initial shares of the Original Portfolios are redeemed by CMC or any subsequent holders thereof during the 60 month amortization period, the Group will reduce the redemption proceeds otherwise payable by any unamortized initial organizational costs in the same proportion as the number of initial shares of the Original Portfolios being redeemed bears to the number of initial shares of the Original Portfolios outstanding at the time of redemption.

The costs incurred with the acquisitions of the Acquired Funds have been deferred and are being amortized over the 60 month period beginning May 1, 1996, the effective date of the acquisitions.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

FEDERAL INCOME TAXES The Group has made no provision for Federal income taxes. It is the intention of the management of the Group to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS The money market funds and Cardinal Government Obligations Fund declare dividends from net investment income daily and pay them to shareholders monthly. The Cardinal Fund, Cardinal Aggressive Growth Fund and Cardinal Balanced Fund declare and pay dividends from net investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually for the Group. Distributions of net investment income and realized capital gains are determined in accordance with the Internal Revenue Code and may differ from those calculated in accordance with generally accepted accounting principles. For the period ended September 30, 1996, approximately $77,000 in net investment losses for the Cardinal Aggressive Growth Fund were used to offset short-term capital gains for Federal income tax purposes. In addition, approximately $132,000, representing a portion of the Cardinal Aggressive Growth Fund's redemptions during the period ended September 30, 1995 were classified as capital gain distributions under income equalization rates allowed for Federal income tax purposes.

OPTION WRITING When a portfolio of the Group writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from options written that expire unexercised are recognized as realized gains by the portfolio on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as a realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios making use of option writing bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

EXPENSE ALLOCATION Expenses directly related to one of the Group's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the portfolios of the Group based on their relative net assets.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

3.  PURCHASES AND SALES OF SECURITIES

The purchases and sales of investment securities (excluding short-term securities) for the six months ended March 31, 1997 are as follows:

                                                                      PURCHASES       SALES
                                                                      ---------      -------
        The Cardinal Fund..........................................    $ 13,456      $11,049
        Cardinal Aggressive Growth Fund............................       1,294          905
        Cardinal Balanced Fund.....................................       2,100        1,705
        Cardinal Government Obligations Fund.......................      18,574       24,460

4.  TRANSACTIONS WITH AFFILIATES

CMC, an affiliated company, acts as the Investment Adviser and Transfer Agent for the Group under contracts monitored and annually approved by the Board of Trustees. CMC receives a fee based on the average net assets of each portfolio, plus reimbursement of out-of-pocket costs, for these services as outlined below as of March 31, 1997:

                                                         INVESTMENT ADVISER         TRANSFER AGENT
                                                        FEE AS A PERCENT OF         FEE -- ANNUAL
                                                         AVERAGE NET ASSETS       PER ACCOUNT CHARGE
                                                        --------------------      ------------------
        Money market funds.........................             0.50%                   $21.00
        The Cardinal Fund*.........................             0.60%                    18.00
        Cardinal Aggressive Growth Fund............             0.75%                    18.00
        Cardinal Balanced Fund.....................             0.75%                    18.00
        Cardinal Government Obligations Fund.......             0.50%                    21.00

---------------

* Prior to May 1, 1996, TOC served as Investment Adviser to The Cardinal Fund's predecessor, The Cardinal Fund, Inc., and was paid an investment adviser fee of 0.50% of average net assets.

TOC serves as the Group's distributor. TOC receives fees from the Fund for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the non-money market funds pay TOC an annual fee not to exceed .25% of the average net assets of the Investor shares of those funds for providing distribution and shareholder services. Under the Administrative Services Plan, TOC receives .15% of the average net assets of the Institutional shares of those funds for providing shareholder services.

CMC also acted as the Fund Accountant for the Group until January 20, 1997 when Fifth Third Bank, the Custodian for the Group, assumed that function.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

TOC reported to the Group that it received the following commissions (loads), after discounts to dealers, from the sale of shares of the portfolios of the Group for the six months ended March 31, 1997:

        The Cardinal Fund --Investor Shares..................................     $ 76,549
        Cardinal Aggressive Growth Fund --Investor Shares....................       62,247
        Cardinal Balanced Fund --Investor Shares.............................       20,235
        Cardinal Government Obligations Fund --Investor Shares...............       11,052

5.  COMMITMENTS AND CONTINGENCIES

The portfolios of the Group have available lines of credit with Fifth Third Bank of Cincinnati, the Custodian, which were unused at March 31, 1997. When used, borrowings under this arrangement are secured by investment securities and can be used only for short-term needs of the borrowing portfolio. Compensating balances are not required and the interest is calculated at 106% of the Custodian's prime lending rate. The amounts available under this arrangement are as follows:

        Cardinal Government Securities Money Market Fund.................     $ 25,000,000
        Cardinal Tax Exempt Money Market Fund............................       10,000,000
        The Cardinal Fund................................................       25,000,000
        Cardinal Aggressive Growth Fund..................................        2,000,000
        Cardinal Balanced Fund...........................................        2,000,000
        Cardinal Government Obligations Fund.............................       25,000,000

The aggregate limit on borrowing for the Group under this arrangement is $25,000,000.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

Fidelity Bond and Errors/Omissions insurance coverage for the Group and its officers and Trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Certain portfolios include in other assets deposits made for the initial capital and certificates of deposits that collateralize standby letters of credit supporting potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits, certificates of deposit and additional capital commitments of the Group:

                                                                          CERTIFICATES
                                                                               OF        ADDITIONAL
                                                              DEPOSITS      DEPOSIT      COMMITMENTS
                                                              --------     ---------     ---------
    Cardinal Government Securities Money Market Fund.......   $ 87,459     $ 175,000     $ 262,377
    Cardinal Tax Exempt Money Market Fund..................     13,291        27,000        39,873
    The Cardinal Fund......................................     28,588        56,600        85,764
    Cardinal Government Obligations Fund...................     30,644        61,000        91,932

6.  FEDERAL INCOME TAXES

For Federal income tax purposes, at March 31, 1997 Cardinal Government Obligations Fund had a capital loss carryforward available to offset future capital gains, if any, that will expire over the next eight years. Approximately $2,600,000 of the capital loss carryforward expired during the year ended September 30, 1996. Cardinal Government Obligations Fund will not declare any capital gain distributions until the carryforward amount has been offset or expired. The amount of the capital loss carryforward and the years they expire are as follows:

                                        YEAR                          AMOUNT
                    --------------------------------------------   ------------
                    1997........................................   $  1,943,362
                    1998........................................      1,867,822
                    1999........................................        194,311
                    2001........................................      1,489,408
                    Thereafter..................................     14,206,099
                                                                    -----------
                                                                   $ 19,701,002
                                                                   ============

Additionally, at March 31, 1997 Cardinal Government Securities Money Market Fund had a capital loss carryforward of approximately $312,000 available to offset future capital gains, if any. This capital loss carryforward will expire in 2002.

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

7.  CAPITAL SHARES TRANSACTIONS

Transactions in capital shares for the Group for the six months ended March 31, 1997 and the year ended September 30, 1996 were as follows:

                                                CARDINAL GOVERNMENT                     CARDINAL TAX EXEMPT
                                            SECURITIES MONEY MARKET FUND                 MONEY MARKET FUND
                                         ----------------------------------      ----------------------------------
                                         SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED
                                          MARCH 31, 1997     SEPT. 30, 1996       MARCH 31, 1997     SEPT. 30, 1996
                                         ----------------    --------------      ----------------    --------------
    Shares outstanding:
      Beginning of period.............       477,875,384        445,373,567           59,914,915         64,779,828
                                           -------------      -------------        -------------
    Share Transactions:
      Issued..........................       676,744,012      1,272,767,547           86,022,113        159,476,954
      Reinvested......................        10,832,892         22,142,798              543,256          1,700,566
      Redeemed........................      (635,301,862)    (1,262,408,528)         (76,701,171)      (166,042,433)
                                           -------------      -------------        -------------
      Net change in shares............        52,275,042         32,501,817            9,864,198         (4,864,913)
                                           -------------      -------------        -------------
      End of period...................       530,150,426        477,875,384           69,779,113         59,914,915
                                           =============      =============        =============      =============

                                                 THE CARDINAL FUND                CARDINAL AGGRESSIVE GROWTH FUND
                                                  INVESTOR SHARES                         INVESTOR SHARES
                                         ----------------------------------      ----------------------------------
                                         SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED
                                          MARCH 31, 1997     SEPT. 30, 1996       MARCH 31, 1997     SEPT. 30, 1996
                                         ----------------    --------------      ----------------    --------------
    Shares outstanding:
      Beginning of period.............        17,438,077         17,099,016              854,859            843,808
                                           -------------      -------------        -------------      -------------
    Share Transactions:
      Issued..........................           436,112            650,183               80,092            218,186
      Reinvested......................         1,389,060          2,834,816               17,226             66,252
      Redeemed........................        (2,876,746)        (3,145,938)            (289,902)          (273,387)
                                           -------------      -------------        -------------      -------------
      Net change in shares............        (1,051,574)           339,061             (192,584)            11,051
                                           -------------      -------------        -------------      -------------
      End of period...................        16,386,503         17,438,077              662,275            854,859
                                           =============      =============        =============      =============

                                                                     (continued)

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                                                        CARDINAL GOVERNMENT
                                               CARDINAL BALANCED FUND                     OBLIGATIONS FUND
                                                  INVESTOR SHARES                         INVESTOR SHARES
                                         ----------------------------------      ----------------------------------
                                         SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED
                                          MARCH 31, 1997     SEPT. 30, 1996       MARCH 31, 1997     SEPT. 30, 1996
                                         ----------------    --------------      ----------------    --------------
    Shares outstanding:
      Beginning of period.............         1,209,997          1,261,727           16,557,234         18,543,620
                                         ----------------    --------------      ----------------    --------------
    Share Transactions:
      Issued..........................           104,691            201,799              431,177            622,614
      Reinvested......................           113,772             81,266              335,404            745,343
      Redeemed........................          (258,307)          (334,795)          (1,905,425)        (3,354,343)
                                         ----------------    --------------      ----------------    --------------
      Net change in shares............           (39,844)           (51,730)          (1,138,844)        (1,986,386)
                                         ----------------    --------------      ----------------    --------------
      End of period...................         1,170,153          1,209,997           15,418,390         16,557,234
                                           =============      =============        =============      =============

THE CARDINAL GROUP
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 1997 (UNAUDITED)

                                                                                              CARDINAL AGGRESSIVE
                                                                    THE CARDINAL FUND             GROWTH FUND
                                                                  INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
                                                                 -----------------------    -----------------------
                                                                   FOR THE PERIOD FROM        FOR THE PERIOD FROM
                                                                 JANUARY 2, 1997 THROUGH    JANUARY 2, 1997 THROUGH
                                                                     MARCH 31, 1997             MARCH 31, 1997
                                                                 -----------------------    -----------------------
    Shares outstanding:
      Beginning of period.....................................                     0                          0
                                                                           ---------                  ---------
    Share Transactions:
      Issued..................................................             1,741,685                    242,861
      Reinvested..............................................                 4,887                          0
      Redeemed................................................               (54,603)                    (2,494)
                                                                           ---------                  ---------
      Net change in shares....................................             1,691,969                    240,367
                                                                           ---------                  ---------
      End of period...........................................             1,691,969                    240,367
                                                                           =========                  =========

                                                                        CARDINAL              CARDINAL GOVERNMENT
                                                                      BALANCED FUND            OBLIGATIONS FUND
                                                                  INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
                                                                 -----------------------    -----------------------
                                                                   FOR THE PERIOD FROM        FOR THE PERIOD FROM
                                                                 JANUARY 2, 1997 THROUGH    JANUARY 2, 1997 THROUGH
                                                                     MARCH 31, 1997             MARCH 31, 1997
                                                                 -----------------------    -----------------------
    Shares outstanding:
      Beginning of period.....................................                     0                          0
                                                                             -------                    -------
    Share Transactions:
      Issued..................................................               120,219                    746,535
      Reinvested..............................................                 4,312                     11,831
      Redeemed................................................               (17,442)                   (39,365)
                                                                             -------                    -------
      Net change in shares....................................               107,089                    719,001
                                                                             -------                    -------
      End of period...........................................               107,089                    719,001
                                                                             =======                    =======

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               YEAR ENDED SEPTEMBER 30,
                                              SIX MONTHS ENDED      ----------------------------------------------
                                               MARCH 31, 1997        1996         1995         1994         1993
                                              ----------------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING.................       $   1.00          $  1.00      $  1.00      $  1.00      $  1.00
INVESTMENT ACTIVITIES:
  Net investment income....................           0.02             0.05         0.05         0.03         0.02
                                                  --------          -------      -------      -------      -------
      Total from Investment Activities.....           0.02             0.05         0.05         0.03         0.02
                                                  --------          -------      -------      -------      -------
DISTRIBUTIONS:
  From net investment income...............          (0.02)           (0.05)       (0.05)       (0.03)       (0.02)
                                                  --------          -------      -------      -------      -------
      Total Distributions..................          (0.02)           (0.05)       (0.05)       (0.03)       (0.02)
                                                  --------          -------      -------      -------      -------
NET ASSET VALUE, ENDING....................       $   1.00          $  1.00      $  1.00      $  1.00      $  1.00
                                                  ========          =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
  Total return.............................           2.24%            4.70%        4.98%        2.84%*       2.41%
  Net Assets at end of period (000)........        530,150          477,875      445,374      367,516      402,758
  Ratio of expenses to average net
    assets.................................           0.81%            0.81%        0.81%        0.85%        0.79%
  Ratio of net investment income to average
    net assets.............................           4.44%            4.74%        4.92%        2.94%        2.38%

---------------
* During the year ended September 30, 1994, CMC contributed $1,151,186 to Cardinal Government Securities Trust, the fund's predecessor, to offset losses incurred by the predecessor. Without the capital contribution, the 1994 total return would have been 2.55%.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CARDINAL TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                               YEAR ENDED SEPTEMBER 30,
                                              SIX MONTHS ENDED      ----------------------------------------------
                                               MARCH 31, 1997        1996         1995         1994         1993
                                              ----------------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING.................       $   1.00          $  1.00      $  1.00      $  1.00      $  1.00
INVESTMENT ACTIVITIES:
  Net investment income....................           0.01             0.03         0.03         0.02         0.02
                                                  --------          -------      -------      -------      -------
      Total from Investment Activities.....           0.01             0.03         0.03         0.02         0.02
                                                  --------          -------      -------      -------      -------
DISTRIBUTIONS:
  From net investment income...............          (0.01)           (0.03)       (0.03)       (0.02)       (0.02)
                                                  --------          -------      -------      -------      -------
      Total Distributions..................          (0.01)           (0.03)       (0.03)       (0.02)       (0.02)
                                                  --------          -------      -------      -------      -------
NET ASSET VALUE, ENDING....................       $   1.00          $  1.00      $  1.00      $  1.00      $  1.00
                                                  ========          =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return.............................           1.34%            2.67%        3.02%        1.78%        1.81%
  Net Assets at end of period (000)........         69,779           59,915       64,780       80,531       91,159
  Ratio of expenses to average net
    assets.................................           0.88%            0.89%        0.81%        0.76%        0.77%
  Ratio of net investment income to average
    net assets.............................           2.66%            2.66%        2.99%        1.78%        1.80%

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- THE CARDINAL FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                               YEAR ENDED SEPTEMBER 30,
                                            SIX MONTHS ENDED      --------------------------------------------------
                                             MARCH 31, 1997         1996          1995          1994          1993
                                            ----------------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING...............       $  13.13          $  13.23      $  12.73      $  12.91      $  12.95
INVESTMENT ACTIVITIES:
  Net investment income..................           0.08              0.25          0.36          0.31          0.32
  Net realized and unrealized gain on
    investments..........................           1.27              1.95          1.32          0.12          0.55
                                                --------          --------      --------      --------      --------
    Total from Investment Activities.....           1.35              2.20          1.68          0.43          0.87
                                                --------          --------      --------      --------      --------
DISTRIBUTIONS:
  From net investment income.............          (0.08)            (0.26)        (0.35)        (0.33)        (0.29)
  From net realized gains................          (1.12)            (2.04)        (0.83)        (0.28)        (0.62)
                                                --------          --------      --------      --------      --------
    Total Distributions..................          (1.20)            (2.30)        (1.18)        (0.61)        (0.91)
                                                --------          --------      --------      --------      --------
NET ASSET VALUE, ENDING..................       $  13.28          $  13.13      $  13.23      $  12.73      $  12.91
                                                ========          ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)......          10.62%            17.96%        14.84%         3.38%         6.98%
  Net Assets at end of period (000)......       $218,099          $229,042      $226,181      $246,581      $282,125
  Ratio of expenses to average net
    assets...............................           0.98%             0.75%         0.70%         0.72%         0.68%
  Ratio of net investment income after
    expenses to average net assets.......           1.10%             1.90%         2.89%         2.40%         2.46%
  Ratio of incurred expenses to average
    net assets (a).......................           0.98%             0.85%         0.70%         0.72%         0.68%
  Ratio of net investment income after
    incurred expenses to average net
    assets (a)...........................           1.10%             1.80%         2.89%         2.40%         2.46%
  Portfolio turnover rate................          11.46%            57.93%        19.78%        23.20%        11.11%
  Average commission rate paid (b).......       $   0.08          $   0.08      $   0.08      $   0.08      $   0.08

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- THE CARDINAL FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD FROM
                                                                                              JANUARY 2, 1997*
                                                                                                   THROUGH
                                                                                               MARCH 31, 1997
                                                                                           -----------------------
NET ASSET VALUE, BEGINNING..............................................................           $ 12.99
INVESTMENT ACTIVITIES:
  Net investment income.................................................................              0.04
  Net realized and unrealized gain on investments.......................................              0.29
                                                                                                   -------
    Total from Investment Activities....................................................              0.33
                                                                                                   -------
DISTRIBUTIONS:
  From net investment income............................................................             (0.04)
  From net realized gains...............................................................              0.00
                                                                                                   -------
    Total Distributions.................................................................             (0.04)
                                                                                                   -------
NET ASSET VALUE, ENDING.................................................................           $ 13.28
                                                                                                   =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load).....................................................              2.54%
  Net Assets at end of period (000).....................................................           $22,471
  Ratio of expenses to average net assets...............................................              0.88%
  Ratio of net investment income after expenses to average net assets...................              1.20%
  Portfolio turnover rate...............................................................             11.46%
  Average commission rate paid (a)......................................................           $  0.08

---------------

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

  * Commencement of operations.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                               YEAR ENDED SEPTEMBER 30,             JUNE 24, 1993*
                                     SIX MONTHS ENDED      ---------------------------------           THROUGH
                                      MARCH 31, 1997        1996         1995         1994        SEPTEMBER 30, 1993
                                     ----------------      -------      -------      -------      ------------------
NET ASSET VALUE, BEGINNING........       $  11.31          $ 12.37      $  9.94      $ 10.47           $  10.00
INVESTMENT ACTIVITIES:
  Net investment loss.............          (0.10)           (0.17)       (0.10)       (0.13)             (0.03)
  Net realized and unrealized gain
    (loss)
    on investments................          (0.01)            0.01         2.53        (0.36)              0.50
                                         --------          -------      -------      -------           --------
      Total from Investment
         Activities...............          (0.11)           (0.16)        2.43        (0.49)              0.47
                                         --------          -------      -------      -------           --------
DISTRIBUTIONS:
  From net realized gains.........          (0.27)           (0.90)        0.00        (0.04)              0.00
                                         --------          -------      -------      -------           --------
      Total Distributions.........          (0.27)           (0.90)        0.00        (0.04)              0.00
                                         --------          -------      -------      -------           --------
NET ASSET VALUE, ENDING...........       $  10.93          $ 11.31      $ 12.37      $  9.94           $  10.47
                                         ========          =======      =======      =======           ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales
    load).........................          (1.15)%          (1.13)%      24.35%       (4.74)%             4.70%
  Net Assets at end of period
    (000).........................       $  7,256          $ 9,669      $10,434      $ 9,460           $  6,320
  Ratio of expenses to average net
    assets........................           2.00%            1.95%        2.24%        2.51%              0.91%
  Ratio of net investment loss
    after
    expenses to average net
    assets........................          (1.65)%          (1.52)%      (0.92)%      (1.50)%            (0.53)%
  Ratio of incurred expenses to
    average net assets (a)........           2.00%            2.17%        2.25%        2.51%              0.91%
  Ratio of net investment loss
    after incurred expenses to
    average net assets (a)........           1.68%           (1.75)%      (0.93)%      (1.50)%            (0.53)%
  Portfolio turnover rate.........          26.48%           48.60%       80.35%       95.70%             31.15%
  Average commission rate paid
    (b)...........................       $   0.08          $  0.07      $  0.07      $  0.09           $   0.08

---------------

  * Commencement of operations.

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                             MARCH 31, 1997
                                                                                         ----------------------
NET ASSET VALUE, BEGINNING............................................................          $  11.80
INVESTMENT ACTIVITIES:
  Net investment loss.................................................................             (0.05)
  Net realized and unrealized gain (loss)
    on investments....................................................................             (0.82)
                                                                                                --------
      Total from Investment Activities................................................             (0.87)
                                                                                                --------
DISTRIBUTIONS:
  From net realized gains.............................................................              0.00
                                                                                                --------
      Total Distributions.............................................................              0.00
                                                                                                --------
NET ASSET VALUE, ENDING...............................................................          $  10.93
                                                                                                ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)...................................................             (7.37)%
  Net Assets at end of period (000)...................................................          $  2,628
  Ratio of expenses to average net assets.............................................              1.90%
  Ratio of net investment loss after
    expenses to average net assets....................................................             (1.58)%
  Portfolio turnover rate.............................................................             26.48%
  Average commission rate paid (a)....................................................              0.28%

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL AGGRESSIVE GROWTH FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                               YEAR ENDED SEPTEMBER 30,             JUNE 24, 1993*
                                     SIX MONTHS ENDED      ---------------------------------           THROUGH
                                      MARCH 31, 1997        1996         1995         1994        SEPTEMBER 30, 1993
                                     ----------------      -------      -------      -------      ------------------
NET ASSET VALUE, BEGINNING........       $  11.86          $ 11.52      $  9.90      $ 10.13           $  10.00
INVESTMENT ACTIVITIES:
  Net investment income...........           0.15             0.41         0.34         0.23               0.02
  Net realized and unrealized gain
    (loss) on investments.........           0.38             0.73         1.67        (0.20)              0.12
                                         --------          -------      -------      -------           --------
      Total from Investment
         Activities...............           0.53             1.14         2.01         0.03               0.14
                                         --------          -------      -------      -------           --------
DISTRIBUTIONS:
  From net investment income......          (0.15)           (0.41)       (0.35)       (0.23)             (0.01)
  From net realized gains.........          (1.06)           (0.39)       (0.04)       (0.03)              0.00
                                         --------          -------      -------      -------           --------
      Total Distributions.........          (1.21)           (0.80)       (0.39)       (0.26)             (0.01)
                                         --------          -------      -------      -------           --------
NET ASSET VALUE, ENDING...........       $  11.18          $ 11.86      $ 11.52      $  9.90           $  10.13
                                         ========          =======      =======      =======           ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales
    load).........................           4.66%           10.26%       20.76%        0.37%              1.40%
  Net Assets at end of period
    (000).........................       $ 13,079          $14,345      $14,535      $13,973           $ 10,811
  Ratio of expenses to average net
    assets........................           1.64%            1.64%        1.94%        2.07%              0.70%
  Ratio of net investment income
    after expenses to average net
    assets........................           2.56%            3.54%        3.24%        2.44%              0.35%
  Ratio of incurred expenses to
    average net assets (a)........           1.64%            1.86%        1.95%        2.07%              0.70%
  Ratio of net investment income
    after incurred expenses to
    average net assets (a)........           2.56%            3.32%        3.23%        2.44%              0.35%
  Portfolio turnover rate.........          24.34%           18.34%       37.62%       59.09%             60.67%
  Average commission rate paid
    (b)...........................       $   0.09          $  0.09      $  0.09      $  0.10           $   0.10

---------------

  * Commencement of operations.

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

(b) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CARDINAL BALANCED FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                             MARCH 31, 1997
                                                                                         ----------------------
NET ASSET VALUE, BEGINNING............................................................          $  11.26
INVESTMENT ACTIVITIES:
  Net investment income...............................................................              0.07
  Net realized and unrealized gain (loss) on investments..............................             (0.08)
                                                                                                --------
      Total from Investment Activities................................................             (0.01)
                                                                                                --------
DISTRIBUTIONS:
  From net investment income..........................................................             (0.07)
                                                                                                --------
      Total Distributions.............................................................             (0.07)
                                                                                                --------
NET ASSET VALUE, ENDING...............................................................          $  11.18
                                                                                                ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)...................................................             (0.12)%
  Net Assets at end of period (000)...................................................          $  1,197
  Ratio of expenses to average net assets.............................................              1.54%
  Ratio of net investment income after expenses to average net assets.................              2.66%
  Portfolio turnover rate.............................................................             29.34%
  Average commission rate paid (a)....................................................          $   0.09

---------------

  * Commencement of operations.

(a) Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INVESTOR SHARES
--------------------------------------------------------------------------------

                                                                             YEAR ENDED SEPTEMBER 30,
                                          SIX MONTHS ENDED      --------------------------------------------------
                                           MARCH 31, 1997         1996          1995          1994          1993
                                          ----------------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING.............       $   8.05          $   8.18      $   7.96      $   8.63      $   8.95
INVESTMENT ACTIVITIES:
  Net investment income................           0.30              0.60          0.64          0.66          0.74
  Net realized and unrealized gain
    (loss) on investments..............          (0.02)            (0.12)         0.22         (0.68)        (0.32)
                                              --------          --------      --------      --------      --------
    Total from Investment Activities...           0.28              0.48          0.86         (0.02)         0.42
                                              --------          --------      --------      --------      --------
DISTRIBUTIONS:
  From net investment income...........          (0.30)            (0.60)        (0.64)        (0.65)        (0.74)
  Tax return of capital................           0.00             (0.01)         0.00          0.00          0.00
                                              --------          --------      --------      --------      --------
    Total Distributions................          (0.30)            (0.61)        (0.64)        (0.65)        (0.74)
                                              --------          --------      --------      --------      --------
NET ASSET VALUE, ENDING................       $   8.03          $   8.05      $   8.18      $   7.96      $   8.63
                                              ========          ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)....           3.37%             6.04%        11.27%        (0.27)%        4.83%
  Net Assets at end of period (000)....       $123,508          $133,298      $151,711      $169,529      $208,883
  Ratio of expenses to average net
    assets.............................           0.92%             0.78%         0.76%         0.75%         0.73%
  Ratio of net investment income after
    charged expenses to average net
    assets.............................           7.30%             7.39%         7.93%         7.88%         8.32%
  Ratio of incurred expenses to average
    net assets (a).....................           0.92%             0.88%         0.76%         0.75%         0.73%
  Ratio of net investment income after
    incurred expenses to average net
    assets (a).........................           7.30%             7.29%         7.93%         7.88%         8.32%
  Portfolio turnover rate..............          37.26%            33.58%        36.71%        21.95%        24.94%

---------------

(a) During the period certain fees were voluntarily waived. Had the fees been charged, the effective ratio would reflect the incurred expenses as indicated above.

See notes to financial statements.

THE CARDINAL GROUP
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS --
CARDINAL GOVERNMENT OBLIGATIONS FUND   INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD FROM
                                                                                           JANUARY 2, 1997*
                                                                                                THROUGH
                                                                                            MARCH 31, 1997
                                                                                        ----------------------
NET ASSET VALUE, BEGINNING...........................................................           $  8.11
INVESTMENT ACTIVITIES:
  Net investment income..............................................................              0.15
  Net realized and unrealized gain (loss) on investments.............................             (0.08)
                                                                                                -------
    Total from Investment Activities.................................................              0.07
                                                                                                -------
DISTRIBUTIONS:
  From net investment income.........................................................             (0.15)
                                                                                                -------
    Total Distributions..............................................................             (0.15)
                                                                                                -------
NET ASSET VALUE, ENDING..............................................................           $  8.03
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
  Total Return (without sales load)..................................................              0.78%
  Net Assets at end of period (000)..................................................           $ 5,738
  Ratio of expenses to average net assets............................................              0.82%
  Ratio of net investment income after charged expenses to average net assets........              7.40%
  Portfolio turnover rate............................................................             37.26%

---------------

* Commencement of operations.

See notes to financial statements.

================================================================================

INVESTMENT ADVISER
Cardinal Management Corp.
215 East Capital Street
Columbus, Ohio 43215

TRANSFER AGENT AND DIVIDEND PAYING AGENT
Cardinal Management Corp.
215 East Capital Street
Columbus, Ohio 43215

DISTRIBUTOR
The Ohio Company
155 East Broad Street
Columbus, Ohio 43215

CUSTODIAN
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

LEGAL COUNSEL
Baker & Hostetler
65 East State Street
Columbus, Ohio 43215

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

                            ------------------------

This report has been prepared for the information of shareholders of The Cardinal Group and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus.

================================================================================

                       ----------------------------------
                               SEMI-ANNUAL REPORT
                       ----------------------------------

                                 MARCH 31, 1997
                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND

                              CARDINAL TAX EXEMPT
                               MONEY MARKET FUND

                               THE CARDINAL FUND

                        CARDINAL AGGRESSIVE GROWTH FUND

                             CARDINAL BALANCED FUND

                              CARDINAL GOVERNMENT
                                OBLIGATIONS FUND

                                     (LOGO)

================================================================================